Notes to the Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 606,061	$ 785,687	$ 486,678
Changes from financing cash flows	(721,892)	(730,908)	(873,308)
Interest paid classified as operating cash flows	(23,700)	(48,363)	(42,130)
New leases and remeasurement of lease modifications	866,795	549,622	1,237,069
Remeasurement on lease modifications			(64,390)
Recognition of warrant liabilities
Initial recognition of derivative financial instruments
Derecognition of derivative financial instruments
Issuance of convertible loan for settlement of bridge loan
Conversion to Preference Shares
Other non-cash transactions
Finance costs accrued	23,700	48,363	42,130
Exchange realignment	(15,414)	1,660	(362)
Ending balance	735,550	606,061	785,687
Loan notes [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance		8,745,192
Changes from financing cash flows		(27,720,827)	22,397,271
Interest paid classified as operating cash flows
New leases and remeasurement of lease modifications
Remeasurement on lease modifications
Recognition of warrant liabilities			(11,642,006)
Initial recognition of derivative financial instruments			(2,796,131)
Derecognition of derivative financial instruments
Issuance of convertible loan for settlement of bridge loan
Conversion to Preference Shares
Other non-cash transactions
Finance costs accrued		18,975,635	786,058
Exchange realignment
Ending balance			8,745,192
Convertible loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance			4,294,265
Changes from financing cash flows			12,656,069
Interest paid classified as operating cash flows
New leases and remeasurement of lease modifications
Remeasurement on lease modifications
Recognition of warrant liabilities
Initial recognition of derivative financial instruments			(10,024,014)
Derecognition of derivative financial instruments			735,688
Issuance of convertible loan for settlement of bridge loan			18,960,000
Conversion to Preference Shares			(29,381,027)
Other non-cash transactions			(135,031)
Finance costs accrued			2,894,050
Exchange realignment
Ending balance
Bridge loan [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance			12,274,215
Changes from financing cash flows			610,000
Interest paid classified as operating cash flows
New leases and remeasurement of lease modifications
Remeasurement on lease modifications
Recognition of warrant liabilities
Initial recognition of derivative financial instruments			(842,181)
Derecognition of derivative financial instruments			3,229,291
Issuance of convertible loan for settlement of bridge loan			(18,960,000)
Conversion to Preference Shares
Other non-cash transactions			(385,500)
Finance costs accrued			4,074,175
Exchange realignment
Ending balance